Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-Based Compensation

8. Share-Based Payments

During the three and nine-month periods ended September 30, 2013, the Company granted 185,000 and 803,000 new stock options, respectively, and cancelled 38,900 and 227,380 stock options, respectively, under its 2008 Long-Term Incentive Plan. The new stock options vest at 2% per month for the 50 months beginning in the eleventh month after date of grant.

On January 29, 2013, for 114 non-officer employees, the Company repriced their existing options to $1.00 per share, which represented the closing market price of the Class A common stock on that date. This modification resulted in total incremental share-based compensation expense of $63,000, with $25,000 immediately recognizable and $38,000 to be expensed over the remaining vesting periods of the options.

Total share-based compensation expense recognized was $91,000 and $0 for the three months ended September 30, 2013 and 2012, respectively, and $284,000 and $280,000 for the nine months ended September 30, 2013 and 2012, respectively, and is reported in general and administrative expenses on our condensed consolidated statements of operations.

13. Share-Based Compensation

Our share-based compensation programs are long-term retention programs that are intended to attract, retain and provide incentives for talented employees, officers, and directors and to align shareholder and employee interests. We primarily grant options under our 2008 Incentive Plan, but have also granted 300,000 non-shareholder approved options to our chief executive officer during 2012.

Our 2008 Incentive Plan provides for the granting of options to purchase up to the lesser of 3,000,000 shares of our Class A common stock or 10% of our then outstanding Class A common stock. Furthermore, our Board of Directors has resolved that all types of granted options shall not exceed 10% of our then outstanding Class A common stock. Both nonqualified stock options and incentive stock options may be issued under the provisions of the 2008 Incentive Plan. Employees, members of the Board of Directors, consultants, business partners, and certain key advisors are eligible to participate in the 2008 Incentive Plan, which terminates upon the earlier of a board resolution terminating the Incentive Plan or ten years after the effective date of the Incentive Plan. All outstanding options are nonqualified and are generally granted with an exercise price equal to the closing market price of our stock on the date of the grant. Options vest based on services conditions, performance (attainment of a certain amount of pre-tax income for a given year), or some combination thereof. Grants typically expire seven years from the date of grant.

The determination of the estimated fair value of share-based payment awards on the date of grant using the Black-Scholes option-pricing model is affected by our stock price as well as assumptions regarding a number of complex and subjective variables. Expected volatilities are based on a value calculated using the combination of historical volatility of comparable public companies in our industry and our stock price volatility since our initial public offering. Expected life is based on the specific vesting terms of the option and anticipated changes to market value and expected employee exercise behavior. The risk-free interest rate used in the option valuation model is based on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options. We do not anticipate paying any cash dividends on our Class A common stock in the foreseeable future and, therefore, an expected dividend yield of zero is used in the option valuation model. We are required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We primarily use historical data by participant groupings to estimate option forfeitures and record share-based compensation expense only for those awards that are expected to vest.

The following are the variables we used in the Black-Scholes option pricing model to determine the estimated grant date fair value for options granted under our incentive plans for each of the years presented:

	2012	2011	2010
Expected volatility	76% - 87%	74% - 88%	88%
Weighted-average volatility	80%	81%	88%
Expected dividends	— %	— %	— %
Expected term (in years)	5.0 - 6.6	5.0 - 6.7	5.0
Risk-free rate	0.57% - 1.26%	1.17% - 2.24%	1.25% - 2.38%

The table below presents a summary of our option activity as of December 31, 2012 and changes during the year then ended:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	1,902,120	$2.80
Granted	1,431,500	1.19
Exercised	—	—
Forfeited or expired	(1,508,300)	2.38

Outstanding at December 31, 2012	1,825,320	$1.88	5.4	$—

Exercisable at December 31, 2012	508,350	$2.93	3.0	$—

As specified under the terms of our acquisition of Alteris (see Note 3. Mergers and Acquisitions), upon consummation of the acquisition in 2011, options for Alteris membership units were replaced with equal in fair value options to purchase our stock. In this regard, 478,500 replacement options were granted by us at an exercise price of $2.96 per share.

The weighted-average grant-date fair value of options granted during the years 2012, 2011 and 2010 was $0.76, $1.67 and $2.04, respectively. The total fair value of shares vested was $0.4 million during each of 2012 and 2011 and $0.1 million during 2010. Our share-based compensation cost charged against income was $0.4 million, $0.5 million, and $0.4 million during the years 2012, 2011 and 2010, respectively, and is shown in general and administrative expenses. The total income tax benefit recognized for share-based compensation was nil, $0.2 million, and $0.1 million for the years 2012, 2011, and 2010, respectively. As of December 31, 2012, there was $0.7 million of unrecognized cost related to nonvested shared-based compensation arrangements granted under the plans. We expect that cost to be recognized over a weighted-average period of 3.4 years.